T. ROWE PRICE Growth Stock Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 94.0%
COMMUNICATION SERVICES 23.5%
Entertainment 5.6%
Netflix (1) 2,467,314 1,505,900
ROBLOX, Class A (1) 2,667,739 201,548
Sea, ADR (1) 5,335,972 1,700,734
Spotify Technology (1) 3,038,852 684,775
4,092,957
Interactive Media & Services 17.9%
Alphabet, Class A (1) 1,098,732 2,937,482
Alphabet, Class C (1) 1,105,358 2,946,122
Facebook, Class A (1) 11,936,710 4,051,200
IAC/InterActiveCorp (1) 343,970 44,816
Kuaishou Technology (HKD) (1) 740,800 7,906
Match Group (1) 3,464,775 543,935
One97 Communications, Series G, Acquisition Date: 12/3/19,
Cost $98,340 (1)(2)(3) 386,278 114,269
Pinterest, Class A (1) 5,340,483 272,098
Snap, Class A (1) 22,034,711 1,627,704
Tencent Holdings (HKD)  7,490,959 447,201
Vimeo (1) 1,693,720 49,744
13,042,477
Total Communication Services 17,135,434
CONSUMER DISCRETIONARY 18.1%
Auto Components 0.1%
Aptiv (1) 518,955 77,309
77,309
Automobiles 0.7%
Ferrari  2,512,760 525,468
525,468
Diversified Consumer Services 0.1%
Think & Learn, Acquisition Date: 12/23/20 - 1/15/21, Cost $44,697
(INR) (1)(2)(3) 28,035 107,669
107,669
Hotels, Restaurants & Leisure 2.9%
Airbnb, Class A (1) 2,197,802 368,681
Booking Holdings (1) 200,651 476,319
Chipotle Mexican Grill (1) 279,127 507,319
DraftKings, Class A (1) 4,127,780 198,794
Las Vegas Sands (1) 5,701,855 208,688

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Wynn Resorts (1) 4,321,256 366,227
2,126,028
Internet & Direct Marketing Retail 11.3%
Alibaba Group Holding, ADR (1) 1,987,761 294,288
Amazon.com (1) 2,095,678 6,884,386
Coupang (1) 6,924,991 192,861
DoorDash, Class A (1) 2,547,632 524,761
Farfetch, Class A (1) 7,815,450 292,923
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $20,584 (1)(2)(3) 444,245 55,531
Maplebear DBA Instacart, Acquisition Date: 8/7/20,
Cost $1,075 (1)(2)(3) 23,209 2,901
8,247,651
Specialty Retail 1.6%
Carvana (1) 922,287 278,107
Ross Stores  8,128,306 884,766
1,162,873
Textiles, Apparel & Luxury Goods 1.4%
Lululemon Athletica (1) 1,471,990 595,715
NIKE, Class B  2,979,434 432,703
1,028,418
Total Consumer Discretionary 13,275,416
FINANCIALS 1.8%
Capital Markets 1.5%
MarketAxess Holdings  285,128 119,950
MSCI  312,209 189,929
S&P Global  1,110,609 471,887
Tradeweb Markets, Class A  1,730,773 139,812
XP, Class A (1) 3,860,806 155,089
1,076,667
Consumer Finance 0.3%
SoFi Technologies (1) 13,213,818 209,835
209,835
Insurance 0.0%
Bright Health Group (1) 3,917,318 31,965
31,965
Total Financials 1,318,467
HEALTH CARE 8.1%
Biotechnology 0.4%
Argenx, ADR (1) 465,849 140,686

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Incyte (1) 1,955,213 134,480
275,166
Health Care Equipment & Supplies 2.9%
Align Technology (1) 249,563 166,067
Intuitive Surgical (1) 1,082,796 1,076,461
Stryker  3,219,198 848,967
2,091,495
Health Care Providers & Services 2.6%
Anthem  781,737 291,432
Cigna  1,380,581 276,337
HCA Healthcare  2,758,269 669,487
Humana  511,320 198,980
UnitedHealth Group  1,102,542 430,807
1,867,043
Life Sciences Tools & Services 0.5%
Avantor (1) 8,569,275 350,483
350,483
Pharmaceuticals 1.7%
AstraZeneca, ADR  6,909,800 415,002
Eli Lilly  3,695,731 853,899
1,268,901
Total Health Care 5,853,088
INDUSTRIALS & BUSINESS SERVICES 4.7%
Aerospace & Defense 0.7%
Airbus (EUR) (1) 3,922,979 520,093
520,093
Air Freight & Logistics 0.7%
FedEx  2,352,378 515,853
515,853
Airlines 0.2%
Southwest Airlines (1) 3,547,200 182,433
182,433
Commercial Services & Supplies 0.7%
Cintas  1,250,440 475,992
475,992
Electrical Equipment 0.6%
Generac Holdings (1) 1,104,300 451,294
451,294

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Industrial Conglomerates 0.9%
Roper Technologies  1,510,196 673,744
673,744
Professional Services 0.6%
TransUnion  3,746,556 420,776
420,776
Road & Rail 0.3%
DiDi Global, Acquisition Date: 10/19/15, Cost $49,217 (1)(3) 1,794,537 53,122
Norfolk Southern  633,074 151,463
204,585
Total Industrials & Business Services 3,444,770
INFORMATION TECHNOLOGY 37.0%
Communications Equipment 0.0%
Magic Leap, Acquisition Date: 1/20/16 - 10/12/17,
Cost $106,877 (1)(2)(3) 219,931 2,617
2,617
Electronic Equipment, Instruments & Components 1.0%
Teledyne Technologies (1) 1,373,826 590,168
Zebra Technologies, Class A (1) 268,107 138,188
728,356
IT Services 9.1%
Affirm Holdings (1) 932,329 111,068
Afterpay (AUD) (1) 6,388,275 554,982
ANT International, Class C, Acquisition Date: 6/7/18,
Cost $176,501 (1)(2)(3) 31,461,841 169,579
Fiserv (1) 6,129,333 665,033
Global Payments  3,180,352 501,160
Mastercard, Class A  3,186,805 1,107,988
MongoDB (1) 994,486 468,910
PayPal Holdings (1) 2,616,529 680,847
Shopify, Class A (1) 250,194 339,208
Snowflake, Class A (1) 468,791 141,777
Square, Class A (1) 942,000 225,929
StoneCo, Class A (1) 2,621,735 91,027
Stripe, Class B, Acquisition Date: 12/17/19, Cost $23,373 (1)(2)(3) 1,489,660 74,140
Toast, Class A (1) 303,892 15,180
Visa, Class A  6,731,487 1,499,439
6,646,267
Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices (1) 5,332,644 548,729
ASML Holding  1,398,767 1,042,235
NVIDIA  2,346,856 486,175

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Taiwan Semiconductor Manufacturing, ADR  4,158,659 464,314
2,541,453
Software 18.5%
Avalara (1) 1,487,386 259,951
Black Knight (1) 4,348,864 313,118
Celonis, Acquisition Date: 6/17/21, Cost $30,297 (1)(2)(3) 81,931 30,297
Coupa Software (1) 272,206 59,662
Datadog, Class A (1) 2,591,458 366,303
Epic Games, Acquisition Date: 6/18/20 - 3/29/21,
Cost $174,729 (1)(2)(3) 265,093 254,916
Intuit  2,891,296 1,559,883
Microsoft  23,677,283 6,675,100
Paycom Software (1) 387,132 191,921
salesforce.com (1) 3,683,749 999,106
SentinelOne, Class A (1)(4) 3,936,500 210,878
ServiceNow (1) 1,547,543 962,990
Splunk (1) 1,858,679 268,969
Trade Desk, Class A (1) 3,326,700 233,867
UiPath, Class A (1) 7,483,034 393,682
Workday, Class A (1) 776,500 194,040
Zoom Video Communications, Class A (1) 2,022,800 528,962
13,503,645
Technology Hardware, Storage & Peripherals 4.9%
Apple  25,050,101 3,544,589
3,544,589
Total Information Technology 26,966,927
MATERIALS 0.1%
Chemicals 0.1%
Linde  205,219 60,207
Total Materials 60,207
Total Miscellaneous Common Stocks  0.7% (5) 540,256
Total Common Stocks (Cost $28,012,809) 68,594,565
CONVERTIBLE PREFERRED STOCKS 6.0%
COMMUNICATION SERVICES 0.4%
Interactive Media & Services 0.4%
ByteDance, Series E, Acquisition Date: 7/8/19, Cost $107,809 (1)
(2)(3) 2,187,317 274,639
Total Communication Services 274,639

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
CONSUMER DISCRETIONARY 4.6%
Automobiles 4.2%
Rivian Automotive, Series D, Acquisition Date: 12/23/19,
Cost $171,132 (1)(2)(3)(4) 15,928,143 1,131,376
Rivian Automotive, Series E, Acquisition Date: 7/10/20,
Cost $357,802 (1)(2)(3)(4) 23,098,880 1,640,714
Rivian Automotive, Series F, Acquisition Date: 1/19/21,
Cost $160,857 (1)(2)(3)(4) 4,365,187 310,059
3,082,149
Diversified Consumer Services 0.2%
Think & Learn, Series F, Acquisition Date: 12/23/20 - 4/29/21,
Cost $125,208 (INR) (1)(2)(3) 38,994 149,757
149,757
Internet & Direct Marketing Retail 0.2%
Maplebear DBA Instacart, Series A, Acquisition Date: 11/18/20,
Cost $3,902 (1)(2)(3) 63,959 7,995
Maplebear DBA Instacart, Series G, Acquisition Date: 7/2/20,
Cost $43,632 (1)(2)(3) 907,275 113,409
Maplebear DBA Instacart, Series I, Acquisition Date: 2/26/21,
Cost $16,927 (1)(2)(3) 135,412 16,927
138,331
Total Consumer Discretionary 3,370,237
INFORMATION TECHNOLOGY 0.8%
Software 0.8%
Aurora Innovation, Series B, Acquisition Date: 3/1/19,
Cost $43,358 (1)(3) 4,692,290 90,915
Celonis, Series D, Acquisition Date: 6/17/21, Cost $79,065 (1)(2)
(3) 213,811 79,065
GM Cruise Holdings, Class F, Acquisition Date: 5/7/19,
Cost $84,045 (1)(2)(3) 4,605,200 121,347
GM Cruise Holdings, Class G, Acquisition Date: 1/21/21,
Cost $69,011 (1)(2)(3) 2,619,004 69,011
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21,
Cost $90,269 (1)(2)(3) 6,914,757 90,269
Rappi, Series E, Acquisition Date: 9/8/20 - 9/24/20,
Cost $79,903 (1)(2)(3) 1,337,376 86,158
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $55,003 (1)(2)
(3) 640,558 58,754
Total Information Technology 595,519
MATERIALS 0.2%
Chemicals 0.2%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $72,936 (1)(2)(3) 1,538,629 72,936

T. ROWE PRICE Growth Stock Fund

Shares $ Value
(Cost and value in $000s)
‡
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $54,505 (1)(2)
(3) 1,320,595 54,505
Total Materials 127,441
REAL ESTATE 0.0%
Real Estate Management & Development 0.0%
WeWork, Series E, Acquisition Date: 6/23/15, Cost $28,042 (1)(3) 852,621 6,346
Total Real Estate 6,346
Total Convertible Preferred Stocks (Cost $1,643,406) 4,374,182
SHORT-TERM INVESTMENTS 0.1%
Money Market Funds 0.1%
T. Rowe Price Government Reserve Fund, 0.05% (4)(6) 43,174,046 43,174
Total Short-Term Investments (Cost $43,174) 43,174
Total Investments in Securities 100.1%
(Cost $29,699,389) $ 73,011,921
Other Assets Less Liabilities (0.1)% (38,491)
Net Assets 100.0% $ 72,973,430
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $5,239,223 and represents 7.2% of net assets.
(4) Affiliated Companies
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
ADR American Depositary Receipts
AUD Australian Dollar
EUR Euro
HKD Hong Kong Dollar
INR Indian Rupee

T. ROWE PRICE Growth Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Rivian Automotive, Series D  $ — $ 878,437 $ —
Rivian Automotive, Series E  — 1,273,904 —
Rivian Automotive, Series F  — 149,202 —
SentinelOne, Class A  113 (32,452) —
T. Rowe Price Government Reserve Fund, 0.05% — — 51
Totals $ 113# $ 2,269,091 $ 51+
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
Rivian Automotive, Series D  $ 252,939 $ — $ — $ 1,131,376
Rivian Automotive, Series E  366,810 — — 1,640,714
Rivian Automotive, Series F  — 160,857 — 310,059
SentinelOne, Class A  — 243,838 508 210,878
T. Rowe Price Government
Reserve Fund, 0.05% 216,122  ¤  ¤ 43,174
Total $ 3,336,201^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $51 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $976,295.

T. ROWE PRICE Growth Stock Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Growth Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Growth Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Growth Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2021. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/
loss on Level 3 instruments held at September 30, 2021, totaled $2,495,166,000 for the period ended September 30, 2021. During the period, transfers out of Level 3 were because observable market data became available for the security.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 66,034,120 $ 1,748,526 $ 811,919 $ 68,594,565
Convertible Preferred Stocks — 97,261 4,276,921 4,374,182
Short-Term Investments 43,174 — — 43,174
Total $ 66,077,294 $ 1,845,787 $ 5,088,840 $ 73,011,921
($000s)
Beginning
Balance
12/31/20
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Out of
Level 3
Ending
Balance
9/30/21
Investment in
Securities
Common Stocks $ 719,711 $ 29,056 $ 215,663 $ (152,511) $ — $ 811,919
Convertible Preferred
Stocks 1,608,246 2,442,358 552,896 (234,344) (92,235) 4,276,921
Total $ 2,327,957 $ 2,471,414 $ 768,559 $ (386,855) $ (92,235) $ 5,088,840

T. ROWE PRICE Growth Stock Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 811,919 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
6.4x
– 30.2x
12.8x Increase
Sales growth
rate
25%
– 32%
27% Increase
Enterprise
value to gross
profit multiple
36.0x
– 48.2x
42.1x Increase
Gross profit
growth rate
40% 40% Increase
Enterprise
value to
EBITDA
multiple
22.0x
– 25.4x
23.7x Increase
EBITDA
growth rate
32% 32% Increase
Segment-
based price-
to-earnings
multiple
9.5x
– 36.8x
19.6x Increase
Whole
company
price-to-
earnings
multiple
18.1x 18.1x Increase
Discount
for lack of
marketability
10% 10% Decrease
Convertible
Preferred
Stocks
$ 4,276,921 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Growth Stock Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
F40-054Q3 09/21
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Capital
conversion
reference
point
$55
Billion
$55 Billion Increase
Market
comparable
Enterprise
value to sales
multiple
3.1x
– 4.3x
3.7x Increase
Sales growth
rate
32%
– 38%
35% Increase
Discount
for lack of
marketability
10% 10% Decrease